UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.    Name and address of issuer
      VanEck Vectors ETF Trust
      666 Third Avenue New York, NY 10017





2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
	VanEck Vectors Biotech ETF
	VanEck Vectors Environmental Services ETF
	VanEck Vectors Gaming ETF
	VanEck Vectors Generic Drugs ETF
	VanEck Vectors Pharmaceutical ETF
	VanEck Vectors Retail ETF
	VanEck Vectors Semiconductor ETF
	VanEck Vectors Morningstar International Moat ETF
	VanEck Vectors Morningstar Wide Moat ETF
	VanEck Vectors NDR CMG Long/Flat Allocation ETF
	VanEck Vectors Real Asset Allocation ETF






3.    Investment Company Act File Number: 811-10325





      Securities Act File Number:333-123257



4(a). Last day of fiscal year for which this Form is filed:  September 30, 2018




4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)[ ]


      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


4(c). Check box if this is the last time the issuer will be filing this Form.[ ]

5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):                     $21,495,128,233

      (ii)  Aggregate   price  of  securities   redeemed  or
      repurchased during the fiscal year:                         21,289,033,765


      (iii)  Aggregate  price  of  securities   redeemed  or
      repurchased  during any prior  fiscal  year  ending no
      earlier than October 11, 1995 that were not previously
      used  to  reduce  registration  fees  payable  to  the
      Commission:                                                 0

      (iv) Total  available  redemption  credits  [add Items
      5(ii) and 5(iii):                                           21,289,033,765

      (v) Net  sales -- if Item  5(i) is  greater  than Item
      5(iv) [subtract Item 5(iv) from Item 5(i)]:                 206,094,468

      (vi)  Redemption  credits  available for use in future
      years  --  if  Item  5(i)  is  less  than  Item  5(iv)
      [subtract item 5(iv) from Item 5(i):                         0

      (vii)  Multiplier  for  determining  registration  fee
      (See Instruction C.9):                                       0.00012120

      (viii)  Registration  fee due  [multiply  Item 5(v) by
      Item 5(vii)] (enter "0" if no fee is due):                  $24,978.65



6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
      fiscal years, then state that number here:   0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): 0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: 24,978.65


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 7, 2018

      Method of delivery:
[ X ]	Wire Transfer
	Mail or other means


                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)*               /s/ James L. Parker
                              --------------------------------------------------
                                    Title: Assistant Treasurer
                              --------------------------------------------------

Date       December 11, 2018
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